UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. CONSUMER STAPLES ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.28%

ADVERTISING — 0.10%
Omnicom Group Inc.	64	$4,714

		4,714
AGRICULTURE — 12.64%
Altria Group Inc.	4,060	227,806
Archer-Daniels-Midland Co.	1,720	78,054
Philip Morris International Inc.	3,576	293,232
Universal Corp./VA	84	3,952
Vector Group Ltd.	136	2,652

		605,696
BEVERAGES — 27.46%
Boston Beer Co. Inc. (The) NVS[a]	24	5,380
Brown-Forman Corp. Class A	280	14,943
Brown-Forman Corp. Class B NVS	908	50,884
Coca-Cola Co. (The)	10,732	463,730
Constellation Brands Inc. Class A	532	124,025
Dr Pepper Snapple Group Inc.	872	104,605
MGP Ingredients Inc.	44	4,215
Molson Coors Brewing Co. Class B	600	42,744
Monster Beverage Corp.[a]	2,028	111,540
National Beverage Corp.	60	5,302
PepsiCo Inc.	3,848	388,417

		1,315,785
BIOTECHNOLOGY — 0.05%
Incyte Corp.[a]	36	2,230

		2,230
CHEMICALS — 4.08%
Balchem Corp.	44	3,883
FMC Corp.	156	12,438
International Flavors & Fragrances Inc.	196	27,687
Monsanto Co.	1,156	144,928
Sensient Technologies Corp.	96	6,398

		195,334
COMMERCIAL SERVICES — 0.57%
Ecolab Inc.	160	23,163
Nutrisystem Inc.	60	1,740
Weight Watchers International Inc.[a]	36	2,522

		27,425
COMPUTERS — 0.10%
HP Inc.	220	4,728

		4,728

Security	Shares	Value
COSMETICS & PERSONAL CARE — 8.83%
Colgate-Palmolive Co.	2,124	$138,548
Coty Inc. Class A	704	12,214
Edgewell Personal Care Co.[a]	100	4,405
Estee Lauder Companies Inc. (The) Class A	108	15,994
Procter & Gamble Co. (The)	3,484	252,033

		423,194
DISTRIBUTION & WHOLESALE — 0.04%
Core-Mark Holding Co. Inc.	92	1,896

		1,896
DIVERSIFIED FINANCIAL SERVICES — 0.24%
CME Group Inc.	72	11,353

		11,353
ELECTRIC — 0.25%
Entergy Corp.	148	12,075

		12,075
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Energizer Holdings Inc.	112	6,424

		6,424
FOOD — 26.62%
B&G Foods Inc.	308	7,007
Cal-Maine Foods Inc.[a]	80	3,896
Calavo Growers Inc.	44	4,123
Campbell Soup Co.	852	34,745
Conagra Brands Inc.	1,768	65,540
Darling Ingredients Inc.[a]	348	5,965
Dean Foods Co.	324	2,790
Flowers Foods Inc.	476	10,762
General Mills Inc.	2,808	122,822
Hain Celestial Group Inc. (The)[a]	416	12,118
Hershey Co. (The)	620	57,003
Hormel Foods Corp.	964	34,945
Hostess Brands Inc.[a]	260	3,653
Ingredion Inc.	228	27,608
J&J Snack Foods Corp.	52	7,145
JM Smucker Co. (The)	500	57,040
John B Sanfilippo & Son Inc.	36	2,048
Kellogg Co.	1,316	77,512
Kraft Heinz Co. (The)	3,120	175,906
Lamb Weston Holdings Inc.	516	33,705
Lancaster Colony Corp.	68	8,540
McCormick & Co. Inc./MD NVS	404	42,586
Mondelez International Inc. Class A	5,900	233,050
Performance Food Group Co.[a]	184	5,971
Pilgrim’s Pride Corp.[a]	120	2,592
Pinnacle Foods Inc.	468	28,267

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. CONSUMER STAPLES ETF

April 30, 2018

Security	Shares	Value
Post Holdings Inc.[a]	292	$23,234
Sanderson Farms Inc.	48	5,336
Sprouts Farmers Market Inc.[a]	180	4,505
Sysco Corp.	1,096	68,544
Tootsie Roll Industries Inc.	56	1,599
TreeHouse Foods Inc.[a]	256	9,856
Tyson Foods Inc. Class A	1,104	77,390
U.S. Foods Holding Corp.[a]	404	13,809
United Natural Foods Inc.[a]	88	3,962

		1,275,574
HOLDING COMPANIES - DIVERSIFIED — 0.08%
Leucadia National Corp.	152	3,654

		3,654
HOME FURNISHINGS — 0.18%
Whirlpool Corp.	56	8,677

		8,677
HOUSEHOLD PRODUCTS & WARES — 2.02%
ACCO Brands Corp.	124	1,494
Central Garden & Pet Co. NVS[a]	52	1,846
Church & Dwight Co. Inc.	412	19,034
Clorox Co. (The)	164	19,221
Kimberly-Clark Corp.	516	53,427
Spectrum Brands Holdings Inc.	28	2,019

		97,041
HOUSEWARES — 0.16%
Scotts Miracle-Gro Co. (The)	56	4,680
Tupperware Brands Corp.	64	2,852

		7,532
MACHINERY — 0.21%
AGCO Corp.	92	5,767
Middleby Corp. (The)[a]	36	4,530

		10,297
MANUFACTURING — 0.18%
AptarGroup Inc.	36	3,366
John Bean Technologies Corp.	48	5,172

		8,538
OIL & GAS — 0.24%
Valero Energy Corp.	104	11,537

		11,537
PACKAGING & CONTAINERS — 1.75%
Ball Corp.	836	33,515
Bemis Co. Inc.	180	7,789
Crown Holdings Inc.[a]	328	16,348
Owens-Illinois Inc.[a]	312	6,343

Security	Shares	Value
Packaging Corp. of America	20	$2,314
Sealed Air Corp.	104	4,560
Silgan Holdings Inc.	148	4,154
Sonoco Products Co.	168	8,628

		83,651
PHARMACEUTICALS — 1.31%
Neogen Corp.[a]	108	7,360
Prestige Brands Holdings Inc.[a]	88	2,591
Zoetis Inc.	632	52,759

		62,710
RETAIL — 11.62%
Casey’s General Stores Inc.	44	4,250
Cheesecake Factory Inc. (The)	56	2,909
Chipotle Mexican Grill Inc.[a]	56	23,707
Costco Wholesale Corp.	244	48,107
Darden Restaurants Inc.	140	13,000
Dunkin’ Brands Group Inc.	156	9,510
Jack in the Box Inc.	36	3,229
McDonald’s Corp.	1,224	204,947
Starbucks Corp.	2,980	171,559
Walmart Inc.	200	17,692
Wendy’s Co. (The)	120	2,009
Wingstop Inc.	36	1,759
Yum China Holdings Inc.	440	18,814
Yum! Brands Inc.	408	35,537

		557,029
SOFTWARE — 0.18%
Activision Blizzard Inc.	132	8,758

		8,758
TOYS, GAMES & HOBBIES — 0.24%
Hasbro Inc.	52	4,581
Mattel Inc.	476	7,045

		11,626

TOTAL COMMON STOCKS (Cost: $4,897,228)		4,757,478

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. CONSUMER STAPLES ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	29,535	$29,535

		29,535

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,535)		29,535

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $4,926,763)		4,787,013
Other Assets, Less Liabilities — 0.11%		5,120

NET ASSETS — 100.00%		$4,792,133

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	29,535[b]	—	29,535	$29,535	$40	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,757,478	$—	$—	$4,757,478
Money market funds	29,535	—	—	29,535

Total	$4,787,013	$—	$—	$4,787,013

3

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. DISCRETIONARY SPENDING ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.44%

AIRLINES — 0.24%
Alaska Air Group Inc.	104	$6,753
JetBlue Airways Corp.[a]	276	5,296

		12,049
APPAREL — 7.40%
Carter’s Inc.	140	14,045
Columbia Sportswear Co.	72	5,977
Crocs Inc.[a]	136	2,149
Deckers Outdoor Corp.[a]	84	7,834
Hanesbrands Inc.	736	13,594
NIKE Inc. Class B	2,644	180,823
Oxford Industries Inc.	48	3,698
PVH Corp.	204	32,572
Ralph Lauren Corp.	140	15,379
Skechers U.S.A. Inc. Class Aa	336	9,576
Steven Madden Ltd.	148	7,141
Under Armour Inc. Class Aa	404	7,175
Under Armour Inc. Class C NVS[a]	412	6,324
VF Corp.	784	63,402
Wolverine World Wide Inc.	124	3,715

		373,404
BUILDING MATERIALS — 0.10%
American Woodmark Corp.[a]	16	1,315
Masco Corp.	104	3,939

		5,254
CHEMICALS — 0.07%
Valvoline Inc.	168	3,407

		3,407
COMMERCIAL SERVICES — 1.29%
Aaron’s Inc.	144	6,015
Avis Budget Group Inc.[a]	68	3,360
Bright Horizons Family Solutions Inc.[a]	20	1,898
Brink’s Co. (The)	36	2,657
Cintas Corp.	72	12,261
Euronet Worldwide Inc.[a]	40	3,124
Grand Canyon Education Inc.[a]	36	3,744
H&R Block Inc.	224	6,193
LendingTree Inc.[a]	4	954
ManpowerGroup Inc.	60	5,743
Monro Inc.	68	3,805
Rollins Inc.	80	3,882
ServiceMaster Global Holdings Inc.[a]	136	6,881
Sotheby’sa	36	1,901
Weight Watchers International Inc.[a]	36	2,522

		64,940

Security	Shares	Value
COMPUTERS — 0.48%
Apple Inc.	148	$24,458

		24,458
COSMETICS & PERSONAL CARE — 4.95%
Coty Inc. Class A	344	5,968
Estee Lauder Companies Inc. (The) Class A	364	53,905
Procter & Gamble Co. (The)	2,628	190,110

		249,983
DISTRIBUTION & WHOLESALE — 1.22%
Fastenal Co.	380	18,996
G-III Apparel Group Ltd.[a]	116	4,233
HD Supply Holdings Inc.[a]	124	4,800
KAR Auction Services Inc.	96	4,991
LKQ Corp.[a]	204	6,328
Pool Corp.	44	6,108
SiteOne Landscape Supply Inc.[a]	36	2,466
WW Grainger Inc.	48	13,505

		61,427
DIVERSIFIED FINANCIAL SERVICES — 0.19%
Alliance Data Systems Corp.	36	7,310
Blackhawk Network Holdings Inc.[a]	48	2,155

		9,465
ENTERTAINMENT — 0.93%
Cinemark Holdings Inc.	128	5,014
Eldorado Resorts Inc.[a]	80	3,240
Live Nation Entertainment Inc.[a]	180	7,105
Madison Square Garden Co. (The) Class Aa	20	4,860
Marriott Vacations Worldwide Corp.	24	2,943
Pinnacle Entertainment Inc.[a]	60	1,927
Red Rock Resorts Inc. Class A	116	3,502
Scientific Games Corp./DE Class Aa	44	2,345
Six Flags Entertainment Corp.	68	4,300
Vail Resorts Inc.	52	11,924

		47,160
FOOD — 2.15%
Flowers Foods Inc.	180	4,070
Kroger Co. (The)	2,420	60,960
Performance Food Group Co.[a]	128	4,154
Sprouts Farmers Market Inc.[a]	252	6,308
Sysco Corp.	364	22,764
U.S. Foods Holding Corp.[a]	216	7,383
United Natural Foods Inc.[a]	68	3,061

		108,700

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. DISCRETIONARY SPENDING ETF

April 30, 2018

Security	Shares	Value
FOOD SERVICE — 0.24%
Aramark	320	$11,965

		11,965
HAND & MACHINE TOOLS — 0.05%
Snap-on Inc.	16	2,324

		2,324
HOME BUILDERS — 0.23%
PulteGroup Inc.	172	5,222
Taylor Morrison Home Corp. Class Aa	80	1,901
Toll Brothers Inc.	104	4,384

		11,507
HOME FURNISHINGS — 0.10%
Sleep Number Corp.[a]	68	1,927
Tempur Sealy International Inc.[a]	68	3,043

		4,970
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kimberly-Clark Corp.	128	13,253
Spectrum Brands Holdings Inc.	16	1,154

		14,407
HOUSEWARES — 0.33%
Newell Brands Inc.	432	11,936
Scotts Miracle-Gro Co. (The)	32	2,674
Tupperware Brands Corp.	44	1,961

		16,571
INTERNET — 14.39%
Amazon.com Inc.[a]	344	538,749
Booking Holdings Inc.[a]	56	121,968
Cars.com Inc.[a]	60	1,709
eBay Inc.[a]	332	12,576
Etsy Inc.[a]	116	3,473
Expedia Group Inc.	52	5,987
Groupon Inc.[a]	484	2,246
GrubHub Inc.[a]	88	8,900
Liberty Expedia Holdings Inc. Class Aa	64	2,611
MercadoLibre Inc.	44	14,943
Shutterfly Inc.[a]	28	2,266
Stamps.com Inc.[a]	12	2,733
TripAdvisor Inc.[a]	100	3,742
Wayfair Inc. Class Aa	72	4,485

		726,388
LEISURE TIME — 0.92%
Carnival Corp.	556	35,062
Planet Fitness Inc. Class Aa	208	8,380
Polaris Industries Inc.	28	2,935

		46,377

Security	Shares	Value
LODGING — 4.01%
Boyd Gaming Corp.	96	$3,188
Caesars Entertainment Corp.[a]	156	1,771
Choice Hotels International Inc.	64	5,123
Extended Stay America Inc.	172	3,368
Hilton Grand Vacations Inc.[a]	84	3,612
Hilton Worldwide Holdings Inc.	344	27,121
Hyatt Hotels Corp. Class A	64	4,920
ILG Inc.	140	4,778
La Quinta Holdings Inc.[a]	156	3,048
Las Vegas Sands Corp.	496	36,372
Marriott International Inc./MD Class A	392	53,579
MGM Resorts International	572	17,972
Wyndham Worldwide Corp.	164	18,730
Wynn Resorts Ltd.	100	18,619

		202,201
MACHINERY — 0.09%
Middleby Corp. (The)[a]	20	2,517
Welbilt Inc.[a]	100	1,916

		4,433
OFFICE FURNISHINGS — 0.03%
Herman Miller Inc.	48	1,474

		1,474
OIL & GAS — 0.06%
Murphy USA Inc.[a]	48	3,003

		3,003
PHARMACEUTICALS — 0.40%
CVS Health Corp.	292	20,390

		20,390
REAL ESTATE — 0.08%
RE/MAX Holdings Inc. Class A	28	1,516
Realogy Holdings Corp.	100	2,481

		3,997
REAL ESTATE INVESTMENT TRUSTS — 0.63%
Apple Hospitality REIT Inc.	168	3,022
Host Hotels & Resorts Inc.	532	10,406
Macerich Co. (The)	104	5,992
Park Hotels & Resorts Inc.	120	3,454
Ryman Hospitality Properties Inc.	32	2,508
Tanger Factory Outlet Centers Inc.	120	2,634
Taubman Centers Inc.	72	4,031

		32,047

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. DISCRETIONARY SPENDING ETF

April 30, 2018

Security	Shares	Value
RETAIL — 57.33%
Abercrombie & Fitch Co. Class A	184	$4,714
Advance Auto Parts Inc.	168	19,228
American Eagle Outfitters Inc.	468	9,678
AutoNation Inc.[a]	84	3,880
AutoZone Inc.[a]	60	37,471
Beacon Roofing Supply Inc.[a]	48	2,350
Bed Bath & Beyond Inc.	380	6,635
Best Buy Co. Inc.	540	41,326
Big Lots Inc.	124	5,264
BJ’s Restaurants Inc.	36	2,011
Bloomin’ Brands Inc.	192	4,543
Brinker International Inc.	116	5,056
Buckle Inc. (The)	76	1,752
Burlington Stores Inc.[a]	196	26,627
Caleres Inc.	100	3,273
CarMax Inc.[a]	272	17,000
Casey’s General Stores Inc.	84	8,114
Cheesecake Factory Inc. (The)	84	4,364
Chico’s FAS Inc.	384	3,813
Children’s Place Inc. (The)	56	7,143
Chipotle Mexican Grill Inc.[a]	44	18,626
Copart Inc.[a]	72	3,678
Costco Wholesale Corp.	1,016	200,314
Cracker Barrel Old Country Store Inc.	56	9,217
Darden Restaurants Inc.	268	24,886
Dave & Buster’s Entertainment Inc.[a]	108	4,589
Denny’s Corp.[a]	144	2,521
Dick’s Sporting Goods Inc.	208	6,883
Dillard’s Inc. Class A	36	2,684
Dine Brands Global Inc.	44	3,491
Dollar General Corp.	704	67,957
Dollar Tree Inc.[a]	704	67,506
Domino’s Pizza Inc.	104	25,140
DSW Inc. Class A	192	4,282
Dunkin’ Brands Group Inc.	100	6,096
Express Inc.[a]	240	1,882
FirstCash Inc.	76	6,589
Five Below Inc.[a]	156	11,015
Floor & Decor Holdings Inc. Class Aa	72	4,002
Foot Locker Inc.	256	11,028
GameStop Corp. Class A	212	2,894
Gap Inc. (The)	696	20,351
Genesco Inc.[a]	56	2,394
Genuine Parts Co.	124	10,952
Guess? Inc.	140	3,261
Home Depot Inc. (The)	2,560	473,088
Jack in the Box Inc.	64	5,741
JC Penney Co. Inc.[a]	548	1,595
Kohl’s Corp.	488	30,314
L Brands Inc.	760	26,532
La-Z-Boy Inc.	72	2,074
Lithia Motors Inc. Class A	28	2,684
Lowe’s Companies Inc.	1,580	130,239
Lululemon Athletica Inc.[a]	284	28,343
Macy’s Inc.	672	20,879

Security	Shares	Value
McDonald’s Corp.	1,296	$217,002
Michaels Companies Inc. (The)[a]	336	6,256
MSC Industrial Direct Co. Inc. Class A	40	3,458
Nordstrom Inc.	280	14,157
O’Reilly Automotive Inc.[a]	200	51,214
Office Depot Inc.	956	2,189
Ollie’s Bargain Outlet Holdings Inc.[a]	124	7,713
Papa John’s International Inc.	60	3,720
PriceSmart Inc.	56	4,906
RHa	56	5,345
Rite Aid Corp.[a]	1,812	3,026
Ross Stores Inc.	1,100	88,935
Ruth’s Hospitality Group Inc.	72	1,933
Sally Beauty Holdings Inc.[a]	324	5,602
Sonic Corp.	68	1,762
Starbucks Corp.	1,880	108,232
Tailored Brands Inc.	140	4,417
Tapestry Inc.	740	39,790
Target Corp.	1,496	108,610
Texas Roadhouse Inc.	144	9,227
Tiffany & Co.	256	26,324
TJX Companies Inc. (The)	1,708	144,924
Tractor Supply Co.	332	22,576
Ulta Salon Cosmetics & Fragrance Inc.[a]	160	40,146
Urban Outfitters Inc.[a]	200	8,054
Walgreens Boots Alliance Inc.	1,260	83,727
Walmart Inc.	3,468	306,779
Wendy’s Co. (The)	340	5,692
Williams-Sonoma Inc.	228	10,898
Wingstop Inc.	48	2,345
Yum China Holdings Inc.	764	32,669
Yum! Brands Inc.	724	63,060

		2,892,657
SOFTWARE — 0.11%
CDK Global Inc.	84	5,480

		5,480
TEXTILES — 0.05%
UniFirst Corp./MA	16	2,570

		2,570
TOYS, GAMES & HOBBIES — 0.26%
Hasbro Inc.	96	8,457
Mattel Inc.	312	4,617

		13,074

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. DISCRETIONARY SPENDING ETF

April 30, 2018

Security	Shares	Value
TRANSPORTATION — 0.82%
FedEx Corp.	168	$41,530

		41,530

TOTAL COMMON STOCKS (Cost: $4,932,179)		5,017,612

SHORT-TERM INVESTMENTS — 0.50%

MONEY MARKET FUNDS — 0.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	25,452	25,452

		25,452

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,452)		25,452

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $4,957,631)		5,043,064
Other Assets, Less Liabilities — 0.06%		2,922

NET ASSETS — 100.00%		$5,045,986

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	25,452[b]	—	25,452	$25,452	$37	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,017,612	$—	$—	$5,017,612
Money market funds	25,452	—	—	25,452

Total	$5,043,064	$—	$—	$5,043,064

7

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. FINANCIALS ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.22%

BANKS — 53.64%
Ameris Bancorp.	64	$3,309
Associated Banc-Corp.	288	7,618
BancFirst Corp.	32	1,829
Bank of America Corp.	13,072	391,114
Bank of Hawaii Corp.	72	6,063
Bank of New York Mellon Corp. (The)	1,316	71,735
Bank of the Ozarks Inc.	200	9,360
BankUnited Inc.	180	7,130
Banner Corp.	52	2,985
BB&T Corp.	1,288	68,006
BOK Financial Corp.	40	4,027
Boston Private Financial Holdings Inc.	128	2,054
Bryn Mawr Bank Corp.	40	1,784
Capital One Financial Corp.	676	61,259
Cathay General Bancorp.	136	5,441
CenterState Bank Corp.	140	4,057
Chemical Financial Corp.	120	6,587
CIT Group Inc.	196	10,378
Citizens Financial Group Inc.	764	31,698
City Holding Co.	28	2,004
Columbia Banking System Inc.	124	4,986
Comerica Inc.	272	25,726
Commerce Bancshares Inc./MO	160	10,163
Community Bank System Inc.	88	4,950
ConnectOne Bancorp. Inc.	56	1,478
Cullen/Frost Bankers Inc.	100	11,445
CVB Financial Corp.	180	3,987
Eagle Bancorp. Inc.[a]	52	3,052
East West Bancorp. Inc.	248	16,522
Enterprise Financial Services Corp.	40	2,034
FCB Financial Holdings Inc. Class Aa	68	3,930
Fifth Third Bancorp.	1,156	38,345
First BanCorp./Puerto Rico[a]	320	2,310
First Bancorp./Southern Pines NC	52	1,984
First Busey Corp.	76	2,253
First Citizens BancShares Inc./NC Class A	12	5,188
First Commonwealth Financial Corp.	180	2,725
First Financial Bancorp.	173	5,354
First Financial Bankshares Inc.	112	5,550
First Hawaiian Inc.	92	2,535
First Horizon National Corp.	536	9,809
First Interstate BancSystem Inc. Class A	56	2,268
First Midwest Bancorp. Inc.	180	4,376
FNB Corp./PA	552	7,176
Fulton Financial Corp.	300	5,070
Glacier Bancorp. Inc.	136	5,036
Goldman Sachs Group Inc. (The)	536	127,745
Great Western Bancorp. Inc.	100	4,114
Hancock Holding Co.	140	6,839
Hanmi Financial Corp.	56	1,546
Heartland Financial USA Inc.	52	2,790
Heritage Financial Corp./WA	56	1,663
Hilltop Holdings Inc.	128	2,870
Home BancShares Inc./AR	264	6,135
Hope Bancorp Inc.	220	3,804

Security	Shares	Value
Huntington Bancshares Inc./OH	1,628	$24,274
IBERIABANK Corp.	92	6,895
Independent Bank Corp./Rockland MA	44	3,181
Independent Bank Group Inc.	32	2,285
International Bancshares Corp.	100	3,980
JPMorgan Chase & Co.	3,908	425,112
KeyCorp.	1,772	35,298
Lakeland Bancorp. Inc.	84	1,638
Lakeland Financial Corp.	44	2,091
LegacyTexas Financial Group Inc.	68	2,793
M&T Bank Corp.	100	18,227
MB Financial Inc.	136	5,796
Morgan Stanley	1,936	99,936
National Bank Holdings Corp. Class A	52	1,829
NBT Bancorp. Inc.	76	2,777
Northern Trust Corp.	356	38,003
Old National Bancorp./IN	264	4,541
PacWest Bancorp.	192	9,838
Park National Corp.	24	2,589
Pinnacle Financial Partners Inc.	124	7,942
Popular Inc.	168	7,777
Prosperity Bancshares Inc.	116	8,325
Regions Financial Corp.	1,880	35,156
Renasant Corp.	84	3,799
S&T Bancorp. Inc.	60	2,561
Sandy Spring Bancorp. Inc.	56	2,219
Seacoast Banking Corp. of Florida[a]	76	2,100
ServisFirst Bancshares Inc.	72	3,021
Simmons First National Corp. Class A	140	4,228
South State Corp.	64	5,539
Southside Bancshares Inc.	60	2,090
State Bank Financial Corp.	68	2,143
State Street Corp.	568	56,675
SunTrust Banks Inc.	784	52,371
SVB Financial Group[a]	84	25,167
Synovus Financial Corp.	188	9,827
TCF Financial Corp.	216	5,363
Texas Capital Bancshares Inc.[a]	44	4,341
Tompkins Financial Corp.	28	2,176
U.S. Bancorp.	2,660	134,197
UMB Financial Corp.	72	5,514
Umpqua Holdings Corp.	332	7,822
Union Bankshares Corp.	112	4,235
United Community Banks Inc./GA	128	4,087
Valley National Bancorp.	472	5,924
Webster Financial Corp.	156	9,390
Wells Fargo & Co.	7,720	401,131
WesBanco Inc.	76	3,329
Westamerica Bancorp.	44	2,456
Western Alliance Bancorp.[a]	120	7,078
Wintrust Financial Corp.	96	8,587
Zions BanCorp.	328	17,958

		2,589,807

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. FINANCIALS ETF

April 30, 2018

Security	Shares	Value
COMMERCIAL SERVICES — 3.61%
Automatic Data Processing Inc.	216	$25,505
CoreLogic Inc./U.S.[a]	52	2,574
Equifax Inc.	68	7,619
Euronet Worldwide Inc.[a]	20	1,562
FleetCor Technologies Inc.[a]	36	7,462
Global Payments Inc.	84	9,496
Green Dot Corp. Class Aa	48	2,919
H&R Block Inc.	80	2,212
HealthEquity Inc.[a]	32	2,101
Insperity Inc.	24	1,926
LendingTree Inc.[a]	4	954
MarketAxess Holdings Inc.	28	5,562
Moody’s Corp.	140	22,708
PayPal Holdings Inc.[a]	32	2,388
S&P Global Inc.	152	28,667
Service Corp. International/U.S.	84	3,067
Total System Services Inc.	140	11,768
Verisk Analytics Inc.[a]	108	11,497
Western Union Co. (The)	268	5,293
WEX Inc.[a]	32	5,182
Worldpay Inc. Class Aa	172	13,970

		174,432
DIVERSIFIED FINANCIAL SERVICES — 13.88%
Affiliated Managers Group Inc.	52	8,573
Alliance Data Systems Corp.	28	5,685
Ally Financial Inc.	648	16,913
American Express Co.	900	88,875
Ameriprise Financial Inc.	184	25,799
Artisan Partners Asset Management Inc. Class A	52	1,672
BGC Partners Inc. Class A	180	2,405
Cboe Global Markets Inc.	88	9,397
Charles Schwab Corp. (The)	1,668	92,874
CME Group Inc.	208	32,797
Credit Acceptance Corp.[a]	20	6,617
Discover Financial Services	420	29,925
E*TRADE Financial Corp.[a]	380	23,058
Eaton Vance Corp. NVS	136	7,397
Evercore Inc. Class A	32	3,240
Financial Engines Inc.	60	2,679
FNF Group	300	11,049
Franklin Resources Inc.	388	13,052
Interactive Brokers Group Inc. Class A	60	4,452
Intercontinental Exchange Inc.	436	31,593
Legg Mason Inc.	116	4,605
LPL Financial Holdings Inc.	100	6,057
Mastercard Inc. Class A	408	72,734
Moelis & Co. Class A	32	1,722
Nasdaq Inc.	88	7,772
Navient Corp.	232	3,076
OneMain Holdings Inc.[a]	100	3,085
Raymond James Financial Inc.	200	17,950
Santander Consumer USA Holdings Inc.	124	2,288
SEI Investments Co.	128	8,093
SLM Corp.[a]	612	7,026
Stifel Financial Corp.	104	6,061
Synchrony Financial	856	28,394
T Rowe Price Group Inc.	284	32,325
TD Ameritrade Holding Corp.	264	15,336
Visa Inc. Class A	264	33,496

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	112	$2,267

		670,339
ELECTRIC — 0.07%
Hawaiian Electric Industries Inc.	96	3,330

		3,330
FOREST PRODUCTS & PAPER — 0.09%
International Paper Co.	84	4,331

		4,331
HEALTH CARE - SERVICES — 2.84%
Aetna Inc.	168	30,080
Anthem Inc.	120	28,319
Cigna Corp.	220	37,801
Molina Healthcare Inc.[a]	28	2,331
UnitedHealth Group Inc.	156	36,878
WellCare Health Plans Inc.[a]	8	1,641

		137,050
HOLDING COMPANIES - DIVERSIFIED — 0.18%
HRG Group Inc.[a]	124	1,394
Leucadia National Corp.	304	7,308

		8,702
INSURANCE — 18.49%
Aflac Inc.	1,200	54,684
Allstate Corp. (The)	516	50,475
American Financial Group Inc./OH	116	13,134
American International Group Inc.	1,516	84,896
American National Insurance Co.	16	1,931
AmTrust Financial Services Inc.	172	2,217
Arthur J Gallagher & Co.	212	14,838
Assurant Inc.	64	5,941
Berkshire Hathaway Inc. Class Ba	552	106,939
Brighthouse Financial Inc.[a]	132	6,703
Brown & Brown Inc.	272	7,407
Cincinnati Financial Corp.	256	18,007
CNA Financial Corp.	48	2,422
Employers Holdings Inc.	56	2,290
Erie Indemnity Co. Class A NVS	24	2,802
Genworth Financial Inc. Class Aa	736	2,031
Hanover Insurance Group Inc. (The)	68	7,810
Hartford Financial Services Group Inc. (The)	588	31,658
Horace Mann Educators Corp.	68	3,040
Infinity Property & Casualty Corp.	16	2,112
Kemper Corp.	64	4,320
Lincoln National Corp.	340	24,018
Loews Corp.	196	10,282
Markel Corp.[a]	16	18,081
Marsh & McLennan Companies Inc.	580	47,270

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. FINANCIALS ETF

April 30, 2018

Security	Shares	Value
Mercury General Corp.	48	$2,195
MetLife Inc.	1,316	62,734
MGIC Investment Corp.[a]	572	5,731
National General Holdings Corp.	96	2,474
NMI Holdings Inc. Class Aa	104	1,440
Principal Financial Group Inc.	460	27,241
ProAssurance Corp.	88	4,162
Progressive Corp. (The)	920	55,467
Prudential Financial Inc.	680	72,298
Radian Group Inc.	328	4,690
RLI Corp.	72	4,556
Safety Insurance Group Inc.	24	1,920
Selective Insurance Group Inc.	92	5,446
Torchmark Corp.	180	15,613
Travelers Companies Inc. (The)	428	56,325
Universal Insurance Holdings Inc.	52	1,687
Unum Group	368	17,804
Voya Financial Inc.	268	14,030
WR Berkley Corp.	156	11,631

		892,752
LEISURE TIME — 0.06%
Harley-Davidson Inc.	68	2,797

		2,797
MACHINERY — 0.69%
Caterpillar Inc.	232	33,492

		33,492
MANUFACTURING — 1.97%
General Electric Co.	6,760	95,113

		95,113
MEDIA — 0.05%
FactSet Research Systems Inc.	12	2,269

		2,269
PHARMACEUTICALS — 0.11%
Express Scripts Holding Co.[a]	68	5,148

		5,148
REAL ESTATE — 0.04%
Realogy Holdings Corp.	72	1,786

		1,786
REAL ESTATE INVESTMENT TRUSTS — 0.75%
AGNC Investment Corp.	164	3,103
Annaly Capital Management Inc.	784	8,130
Colony NorthStar Inc. Class A	348	2,126
MFA Financial Inc.	276	2,076
New Residential Investment Corp.	212	3,706
Two Harbors Investment Corp.	108	1,648

Security	Shares	Value
Weyerhaeuser Co.	416	$15,300

		36,089
RETAIL — 0.09%
FirstCash Inc.	24	2,081
Nu Skin Enterprises Inc. Class A	32	2,277

		4,358
SAVINGS & LOANS — 1.38%
Beneficial Bancorp. Inc.	108	1,712
Berkshire Hills Bancorp. Inc.	56	2,125
BofI Holding Inc.[a]	80	3,222
Brookline Bancorp. Inc.	124	2,058
Capitol Federal Financial Inc.	212	2,644
Investors Bancorp. Inc.	396	5,294
Meridian Bancorp. Inc.	80	1,512
Meta Financial Group Inc.	16	1,778
New York Community Bancorp. Inc.	800	9,504
Northwest Bancshares Inc.	156	2,590
OceanFirst Financial Corp.	68	1,835
Pacific Premier Bancorp. Inc.[a]	76	3,021
People’s United Financial Inc.	600	10,974
Provident Financial Services Inc.	96	2,508
Sterling Bancorp./DE	380	9,025
Washington Federal Inc.	136	4,318
WSFS Financial Corp.	52	2,605

		66,725
SOFTWARE — 1.28%
Black Knight Inc.[a]	36	1,751
Broadridge Financial Solutions Inc.	76	8,148
Fidelity National Information Services Inc.	248	23,553
First Data Corp. Class Aa	248	4,489
Fiserv Inc.[a]	160	11,338
Guidewire Software Inc.[a]	32	2,708
MSCI Inc.	40	5,993
SS&C Technologies Holdings Inc.	76	3,773

		61,753
TOTAL COMMON STOCKS (Cost: $4,907,004)		4,790,273

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. FINANCIALS ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	35,979	$35,979

		35,979

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,979)		35,979

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $4,942,983)		4,826,252
Other Assets, Less Liabilities — 0.03%		1,603

NET ASSETS — 100.00%		$4,827,855

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	35,979[b]	—	35,979	$35,979	$46	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,790,273	$—	$—	$4,790,273
Money market funds	35,979	—	—	35,979

Total	$4,826,252	$—	$—	$4,826,252

11

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. HEALTHCARE STAPLES ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.21%

AEROSPACE & DEFENSE — 1.08%
Boeing Co. (The)	20	$6,671
Lockheed Martin Corp.	40	12,834
Northrop Grumman Corp.	76	24,475
Raytheon Co.	52	10,657

		54,637
BIOTECHNOLOGY — 2.84%
Bio-Rad Laboratories Inc. Class Aa	48	12,178
Exact Sciences Corp.[a]	352	17,603
Illumina Inc.[a]	440	106,009
Myriad Genetics Inc.[a]	192	5,432
NeoGenomics Inc.[a]	240	2,299

		143,521
COMMERCIAL SERVICES — 1.14%
Adtalem Global Education Inc.[a]	116	5,522
AMN Healthcare Services Inc.[a]	132	8,824
ASGN Inc.[a]	32	2,580
Bright Horizons Family Solutions Inc.[a]	64	6,072
Career Education Corp.[a]	116	1,505
Graham Holdings Co. Class B	8	4,824
Grand Canyon Education Inc.[a]	76	7,903
Healthcare Services Group Inc.	176	6,799
HealthEquity Inc.[a]	56	3,678
HMS Holdings Corp.[a]	260	4,683
Insperity Inc.	40	3,210
Strayer Education Inc.	20	2,101

		57,701
COMPUTERS — 0.45%
Conduent Inc.[a]	240	4,671
Leidos Holdings Inc.	136	8,735
MAXIMUS Inc.	140	9,468

		22,874
DIVERSIFIED FINANCIAL SERVICES — 0.04%
WageWorks Inc.[a]	52	2,166

		2,166
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Novanta Inc.[a]	44	2,587

		2,587
ELECTRONICS — 1.45%
Agilent Technologies Inc.	572	37,603
OSI Systems Inc.[a]	36	2,305
PerkinElmer Inc.	208	15,259

Security	Shares	Value
Waters Corp.[a]	96	$18,087

		73,254
ENGINEERING & CONSTRUCTION — 0.06%
AECOM[a]	84	2,893

		2,893
ENVIRONMENTAL CONTROL — 0.11%
Stericycle Inc.[a]	96	5,636

		5,636
HEALTH CARE - PRODUCTS — 36.45%
Abaxis Inc.	52	3,462
Abbott Laboratories	4,256	247,401
ABIOMED Inc.[a]	124	37,318
Accelerate Diagnostics Inc.[a]	96	2,131
Align Technology Inc.[a]	108	26,984
Analogic Corp.	20	1,662
AngioDynamics Inc.[a]	96	1,861
AtriCure Inc.[a]	96	2,134
Atrion Corp.	4	2,488
AxoGen Inc.[a]	44	1,751
Baxter International Inc.	752	52,264
Becton Dickinson and Co.	688	159,527
Bio-Techne Corp.	56	8,451
BioTelemetry Inc.[a]	92	3,514
Boston Scientific Corp.[a]	3,816	109,596
Bruker Corp.	152	4,489
Cantel Medical Corp.	48	5,379
Cardiovascular Systems Inc.[a]	84	1,919
Cooper Companies Inc. (The)	140	32,019
Cutera Inc.[a]	28	1,404
Danaher Corp.	1,388	139,244
DENTSPLY SIRONA Inc.	372	18,727
Edwards Lifesciences Corp.[a]	656	83,548
Foundation Medicine Inc.[a]	32	2,443
Genomic Health Inc.[a]	48	1,523
Globus Medical Inc. Class Aa	168	8,600
Haemonetics Corp.[a]	96	7,492
Halyard Health Inc.[a]	80	3,790
Henry Schein Inc.[a]	400	30,400
Hill-Rom Holdings Inc.	160	13,733
Hologic Inc.[a]	656	25,446
ICU Medical Inc.[a]	40	10,068
IDEXX Laboratories Inc.[a]	164	31,896
Inogen Inc.[a]	52	7,310
Insulet Corp.[a]	132	11,352
Integer Holdings Corp.[a]	60	3,294
Integra LifeSciences Holdings Corp.[a]	168	10,354
Intersect ENT Inc.[a]	44	1,758
Intuitive Surgical Inc.[a]	380	167,497
iRhythm Technologies Inc.[a]	56	3,256
K2M Group Holdings Inc.[a]	104	1,986

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. HEALTHCARE STAPLES ETF

April 30, 2018

Security	Shares	Value
LeMaitre Vascular Inc.	44	$1,384
Luminex Corp.	92	1,964
Masimo Corp.[a]	148	13,280
Merit Medical Systems Inc.[a]	136	6,596
Natus Medical Inc.[a]	84	2,776
Nevro Corp.[a]	64	5,719
NuVasive Inc.[a]	144	7,662
NxStage Medical Inc.[a]	172	4,579
OPKO Health Inc.[a]	628	1,909
OraSure Technologies Inc.[a]	156	2,766
Patterson Companies Inc.	200	4,656
Penumbra Inc.[a]	84	10,445
Quidel Corp.[a]	80	4,536
ResMed Inc.	408	38,613
Stryker Corp.	892	151,123
Teleflex Inc.	116	31,074
Thermo Fisher Scientific Inc.	864	181,743
Varex Imaging Corp.[a]	68	2,447
Varian Medical Systems Inc.[a]	184	21,269
Zimmer Biomet Holdings Inc.	524	60,349

		1,844,361
HEALTH CARE - SERVICES — 38.59%
Acadia Healthcare Co. Inc.[a]	256	9,108
Aetna Inc.	980	175,469
Amedisys Inc.[a]	120	7,931
Anthem Inc.	788	185,960
Brookdale Senior Living Inc.[a]	476	3,446
Centene Corp.[a]	588	63,845
Charles River Laboratories International Inc.[a]	36	3,751
Chemed Corp.	40	12,329
Cigna Corp.	536	92,096
Community Health Systems Inc.[a]	388	1,467
DaVita Inc.[a]	608	38,176
Encompass Health Corp.	388	23,598
Ensign Group Inc. (The)	184	5,128
Envision Healthcare Corp.[a]	504	18,734
HCA Healthcare Inc.	1,180	112,973
Humana Inc.	500	147,090
IQVIA Holdings Inc.[a]	240	22,982
Kindred Healthcare Inc.	340	3,026
Laboratory Corp. of America Holdings[a]	328	56,006
LHC Group Inc.[a]	115	8,558
LifePoint Health Inc.[a]	148	7,089
Magellan Health Inc.[a]	76	6,373
MEDNAX Inc.[a]	372	17,079
Molina Healthcare Inc.[a]	84	6,993
National HealthCare Corp.	32	1,961
Providence Service Corp. (The)[a]	40	3,035
Quest Diagnostics Inc.	452	45,742
Select Medical Holdings Corp.[a]	448	8,086
Syneos Health Inc.[a]	48	1,829
Teladoc Inc.[a]	128	5,504
Tenet Healthcare Corp.[a]	356	8,523
Tivity Health Inc.[a]	148	5,321
U.S. Physical Therapy Inc.	48	4,380
UnitedHealth Group Inc.	3,264	771,610
Universal Health Services Inc. Class B	320	36,544

Security	Shares	Value
WellCare Health Plans Inc.[a]	152	$31,184

		1,952,926
INTERNET — 0.03%
HealthStream Inc.	68	1,577

		1,577
PHARMACEUTICALS — 10.60%
Akorn Inc.[a]	100	1,443
AmerisourceBergen Corp.	412	37,319
Cardinal Health Inc.	840	53,903
CVS Health Corp.	3,168	221,222
DexCom Inc.[a]	180	13,172
Diplomat Pharmacy Inc.[a]	184	4,009
Express Scripts Holding Co.[a]	1,520	115,064
McKesson Corp.	496	77,480
Owens & Minor Inc.	136	2,210
PRA Health Sciences Inc.[a]	56	4,602
Premier Inc. Class Aa	188	6,202

		536,626
REAL ESTATE INVESTMENT TRUSTS — 2.70%
CoreCivic Inc.	184	3,709
GEO Group Inc. (The)	208	4,680
HCP Inc.	632	14,763
LTC Properties Inc.	60	2,169
Medical Properties Trust Inc.	924	11,809
National Health Investors Inc.	80	5,462
Omega Healthcare Investors Inc.	268	6,963
Physicians Realty Trust	328	4,900
Quality Care Properties Inc.[a]	188	4,130
Sabra Health Care REIT Inc.	320	5,859
Ventas Inc.	568	29,207
Welltower Inc.	800	42,752

		136,403
RETAIL — 1.91%
Rite Aid Corp.[a]	2,212	3,694
Walgreens Boots Alliance Inc.	1,400	93,030

		96,724
SOFTWARE — 1.71%
2U Inc.[a]	56	4,508
Allscripts Healthcare Solutions Inc.[a]	536	6,228
athenahealth Inc.[a]	76	9,308
Cerner Corp.[a]	932	54,289
Cotiviti Holdings Inc.[a]	108	3,730
Evolent Health Inc. Class Aa	196	3,234
Omnicell Inc.[a]	84	3,620

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. HEALTHCARE STAPLES ETF

April 30, 2018

Security	Shares	Value
Tabula Rasa HealthCare Inc.[a]	40	$1,640

		86,557

TOTAL COMMON STOCKS (Cost: $4,925,250)		5,020,443

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	37,583	37,583

		37,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,583)		37,583

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $4,962,833)		5,058,026
Other Assets, Less Liabilities — 0.05%		2,531

NET ASSETS — 100.00%		$5,060,557

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	37,583[b]	—	37,583	$37,583	$49	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,020,443	$—	$—	$5,020,443
Money market funds	37,583	—	—	37,583

Total	$5,058,026	$—	$—	$5,058,026

14

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. INNOVATIVE HEALTHCARE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.39%

BIOTECHNOLOGY — 43.36%
Abeona Therapeutics Inc.[a]	136	$2,373
ACADIA Pharmaceuticals Inc.[a]	412	6,514
Acceleron Pharma Inc.[a]	188	6,563
Achillion Pharmaceuticals Inc.[a]	624	2,352
Acorda Therapeutics Inc.[a]	204	4,712
Aduro Biotech Inc.[a]	184	1,270
Agenus Inc.[a]	348	1,194
Alder Biopharmaceuticals Inc.[a]	312	4,430
Alexion Pharmaceuticals Inc.[a]	864	101,632
Alnylam Pharmaceuticals Inc.[a]	372	35,165
AMAG Pharmaceuticals Inc.[a]	128	2,630
Amgen Inc.	1,412	246,366
Amicus Therapeutics Inc.[a]	876	12,395
AnaptysBio Inc.[a]	68	6,377
ANI Pharmaceuticals Inc.[a]	28	1,662
Arena Pharmaceuticals Inc.[a]	168	6,693
Arrowhead Pharmaceuticals Inc.[a]	360	2,311
Assembly Biosciences Inc.[a]	88	3,826
Atara Biotherapeutics Inc.[a]	128	5,165
Audentes Therapeutics Inc.[a]	128	4,782
AVEO Pharmaceuticals Inc.[a]	536	1,276
Avexis Inc.[a]	132	28,071
Bio-Rad Laboratories Inc. Class Aa	8	2,030
BioCryst Pharmaceuticals Inc.[a]	428	2,106
Biogen Inc.[a]	868	237,485
BioMarin Pharmaceutical Inc.[a]	796	66,474
Bluebird Bio Inc.[a]	268	45,600
Blueprint Medicines Corp.[a]	184	14,116
Cambrex Corp.[a]	48	2,542
Celgene Corp.[a]	2,896	252,241
Celldex Therapeutics Inc.[a]	668	494
ChemoCentryx Inc.[a]	132	1,443
CytomX Therapeutics Inc.[a]	156	4,103
Dermira Inc.[a]	276	2,514
Dynavax Technologies Corp.[a]	256	4,339
Editas Medicine Inc.[a]	192	6,029
Emergent BioSolutions Inc.[a]	128	6,638
Epizyme Inc.[a]	240	3,084
Esperion Therapeutics Inc.[a]	124	8,681
Exact Sciences Corp.[a]	184	9,202
Exelixis Inc.[a]	1,288	26,816
Fate Therapeutics Inc.[a]	220	2,222
FibroGen Inc.[a]	312	14,180
Five Prime Therapeutics Inc.[a]	180	3,015
Geron Corp.[a]	492	1,830
Gilead Sciences Inc.	3,308	238,937
Halozyme Therapeutics Inc.[a]	480	9,086
ImmunoGen Inc.[a]	556	6,110
Immunomedics Inc.[a]	664	12,091
Incyte Corp.[a]	356	22,051
Innoviva Inc.[a]	236	3,422
Insmed Inc.[a]	360	8,759
Intellia Therapeutics Inc.[a]	136	2,723
Intercept Pharmaceuticals Inc.[a]	88	5,985
Intrexon Corp.[a]	176	3,200

Security	Shares	Value
Ionis Pharmaceuticals Inc.[a]	580	$24,957
Iovance Biotherapeutics Inc.[a]	396	5,742
Karyopharm Therapeutics Inc.[a]	224	2,930
Kura Oncology Inc.[a]	148	2,242
Lexicon Pharmaceuticals Inc.[a]	212	1,749
Ligand Pharmaceuticals Inc.[a]	96	14,866
Loxo Oncology Inc.[a]	120	15,109
MacroGenics Inc.[a]	160	3,690
Medicines Co. (The)[a]	312	9,388
Myriad Genetics Inc.[a]	140	3,961
Novavax Inc.[a]	1,288	2,009
Omeros Corp.[a]	188	2,698
Pieris Pharmaceuticals Inc.[a]	256	1,631
PTC Therapeutics Inc.[a]	144	3,993
Puma Biotechnology Inc.[a]	156	9,945
Radius Health Inc.[a]	200	6,040
Regeneron Pharmaceuticals Inc.[a]	356	108,110
REGENXBIO Inc.[a]	136	5,080
Retrophin Inc.[a]	188	4,719
Rigel Pharmaceuticals Inc.[a]	716	2,585
Sage Therapeutics Inc.[a]	216	31,087
Sangamo Therapeutics Inc.[a]	396	6,257
Seattle Genetics Inc.[a]	516	26,414
Spark Therapeutics Inc.[a]	152	11,601
Spectrum Pharmaceuticals Inc.[a]	468	7,450
Stemline Therapeutics Inc.[a]	148	2,546
Ultragenyx Pharmaceutical Inc.[a]	224	11,388
United Therapeutics Corp.[a]	188	20,701
Vertex Pharmaceuticals Inc.[a]	1,204	184,405
ZIOPHARM Oncology Inc.[a]	608	2,566

		2,053,166
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Universal Display Corp.	56	4,931

		4,931
HEALTH CARE - PRODUCTS — 6.89%
Abaxis Inc.	24	1,598
Abbott Laboratories	1,984	115,330
ABIOMED Inc.[a]	60	18,057
AxoGen Inc.[a]	56	2,229
Baxter International Inc.	604	41,978
Bio-Techne Corp.	44	6,640
Cooper Companies Inc. (The)	68	15,552
Foundation Medicine Inc.[a]	32	2,443
Glaukos Corp.[a]	104	3,503
Globus Medical Inc. Class Aa	84	4,300
Haemonetics Corp.[a]	52	4,058
Hologic Inc.[a]	144	5,586
ICU Medical Inc.[a]	20	5,034
IDEXX Laboratories Inc.[a]	92	17,893
Insulet Corp.[a]	84	7,224
Integra LifeSciences Holdings Corp.[a]	68	4,191
Intersect ENT Inc.[a]	72	2,876

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. INNOVATIVE HEALTHCARE ETF

April 30, 2018

Security	Shares	Value
Intuitive Surgical Inc.[a]	56	$24,684
Lantheus Holdings Inc.[a]	112	1,994
Merit Medical Systems Inc.[a]	52	2,522
Nevro Corp.[a]	56	5,004
NxStage Medical Inc.[a]	68	1,810
OPKO Health Inc.[a]	916	2,785
Penumbra Inc.[a]	52	6,466
Quidel Corp.[a]	40	2,268
Repligen Corp.[a]	88	3,256
ResMed Inc.	180	17,035

		326,316
HEALTH CARE - SERVICES — 0.67%
Charles River Laboratories International Inc.[a]	72	7,502
IQVIA Holdings Inc.[a]	208	19,918
Syneos Health Inc.[a]	112	4,267

		31,687
PHARMACEUTICALS — 48.31%
AbbVie Inc.	2,832	273,430
Achaogen Inc.[a]	152	2,175
Aclaris Therapeutics Inc.[a]	136	2,414
Adamas Pharmaceuticals Inc.[a]	92	2,777
Aerie Pharmaceuticals Inc.[a]	180	9,216
Agios Pharmaceuticals Inc.[a]	228	19,131
Aimmune Therapeutics Inc.[a]	192	5,960
Akcea Therapeutics Inc.[a]	52	1,358
Akebia Therapeutics Inc.[a]	200	1,842
Akorn Inc.[a]	208	3,001
AmerisourceBergen Corp.	56	5,072
Amphastar Pharmaceuticals Inc.[a]	132	2,520
Anika Therapeutics Inc.[a]	40	1,760
Array BioPharma Inc.[a]	944	12,801
Athenex Inc.[a]	140	2,241
Bristol-Myers Squibb Co.	3,832	199,762
Cara Therapeutics Inc.[a]	144	1,783
Catalent Inc.[a]	208	8,551
Clovis Oncology Inc.[a]	232	10,064
Coherus Biosciences Inc.[a]	196	2,372
Collegium Pharmaceutical Inc.[a]	108	2,554
Concert Pharmaceuticals Inc.[a]	96	1,752
Corbus Pharmaceuticals Holdings Inc.[a]	224	1,333
Corcept Therapeutics Inc.[a]	440	7,339
Cytokinetics Inc.[a]	216	1,793
DexCom Inc.[a]	148	10,831
Dicerna Pharmaceuticals Inc.[a]	192	2,344
Dova Pharmaceuticals Inc.[a]	64	1,844
Eagle Pharmaceuticals Inc./DEa	56	2,913
Eli Lilly & Co.	3,228	261,694
Enanta Pharmaceuticals Inc.[a]	68	6,327
Flexion Therapeutics Inc.[a]	156	3,888
G1 Therapeutics Inc.[a]	88	3,375
Global Blood Therapeutics Inc.[a]	220	9,713
Heron Therapeutics Inc.[a]	196	5,939
Impax Laboratories Inc.[a]	276	5,189
Intra-Cellular Therapies Inc.[a]	208	3,623
Ironwood Pharmaceuticals Inc.[a]	600	10,872

Security	Shares	Value
Johnson & Johnson	3,740	$473,073
Jounce Therapeutics Inc.[a]	72	1,482
Keryx Biopharmaceuticals Inc.[a]	492	2,180
La Jolla Pharmaceutical Co.[a]	92	2,670
Lannett Co. Inc.[a]	116	1,810
Madrigal Pharmaceuticals Inc.[a]	16	1,811
MediciNova Inc.[a]	164	1,848
Merck & Co. Inc.	4,656	274,099
Momenta Pharmaceuticals Inc.[a]	324	6,739
MyoKardia Inc.[a]	140	6,916
Nektar Therapeutics[a]	672	56,219
Neurocrine Biosciences Inc.[a]	436	35,351
Pacira Pharmaceuticals Inc./DEa	152	5,031
Paratek Pharmaceuticals Inc.[a]	124	1,327
Pfizer Inc.	8,828	323,193
Portola Pharmaceuticals Inc.[a]	356	12,862
PRA Health Sciences Inc.[a]	84	6,902
Prestige Brands Holdings Inc.[a]	64	1,884
Progenics Pharmaceuticals Inc.[a]	308	2,005
Reata Pharmaceuticals Inc. Series Aa	72	1,904
Revance Therapeutics Inc.[a]	144	4,025
Rhythm Pharmaceuticals Inc.[a]	80	1,897
Sarepta Therapeutics Inc.[a]	256	19,548
Sorrento Therapeutics Inc.[a]	276	1,697
Supernus Pharmaceuticals Inc.[a]	220	10,318
Synergy Pharmaceuticals Inc.[a]	1,136	1,772
TESARO Inc.[a]	184	9,367
TG Therapeutics Inc.[a]	236	3,387
TherapeuticsMD Inc.[a]	640	3,520
Valeant Pharmaceuticals International Inc.[a]	888	16,046
Vanda Pharmaceuticals Inc.[a]	224	3,125
Voyager Therapeutics Inc.[a]	128	2,324
Xencor Inc.[a]	180	5,218
Zoetis Inc.	816	68,120
Zogenix Inc.[a]	152	5,974

		2,287,197
TELECOMMUNICATIONS — 0.06%
InterDigital Inc./PA	36	2,680

		2,680

TOTAL COMMON STOCKS (Cost: $4,893,421)		4,705,977

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. INNOVATIVE HEALTHCARE ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	24,661	$24,661

		24,661

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,661)		24,661

TOTAL INVESTMENTS IN SECURITIES — 99.91% (Cost: $4,918,082)		4,730,638
Other Assets, Less Liabilities — 0.09%		4,275

NET ASSETS — 100.00%		$4,734,913

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	24,661[b]	—	24,661	$24,661	$37	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,705,977	$—	$—	$4,705,977
Money market funds	24,661	—	—	24,661

Total	$4,730,638	$—	$—	$4,730,638

17

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. MEDIA AND ENTERTAINMENT ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.19%

COMMERCIAL SERVICES — 0.67%
Graham Holdings Co. Class B	48	$28,946
Viad Corp.	64	3,248

		32,194
ENTERTAINMENT — 7.58%
AMC Entertainment Holdings Inc. Class A	440	7,678
Cinemark Holdings Inc.	1,244	48,727
Dolby Laboratories Inc. Class A	564	33,738
IMAX Corp.[a]	768	17,818
Lions Gate Entertainment Corp. Class A	1,276	31,760
Lions Gate Entertainment Corp. Class B NVS	2,424	55,801
Live Nation Entertainment Inc.[a]	1,008	39,786
Madison Square Garden Co. (The) Class Aa	192	46,660
National CineMedia Inc.	964	5,514
Reading International Inc. Class A NVS[a]	180	2,759
Scientific Games Corp./DE Class Aa	324	17,269
SeaWorld Entertainment Inc.[a]	476	7,183
Six Flags Entertainment Corp.	748	47,304
Speedway Motorsports Inc.	148	2,612

		364,609
INTERNET — 7.99%
IAC/InterActiveCorp.[a]	464	75,233
Netflix Inc.[a]	780	243,719
New Media Investment Group Inc.	472	7,826
Pandora Media Inc.[a]	2,064	11,579
Snap Inc. Class A NVS[a]	2,816	40,353
Twitter Inc.[a]	188	5,698

		384,408
LEISURE TIME — 0.04%
Liberty TripAdvisor Holdings Inc. Class Aa	212	1,950

		1,950
LODGING — 0.07%
Marcus Corp. (The)	120	3,576

		3,576
MEDIA — 67.93%
Altice USA Inc. Class Aa	988	17,685
AMC Networks Inc. Class Aa	864	44,928
Cable One Inc.	48	30,486
CBS Corp. Class B NVS	4,932	242,654
Charter Communications Inc. Class Aa	756	205,095
Comcast Corp. Class A	8,228	258,277
Daily Journal Corp.[a]	8	1,812
Discovery Inc. Class Aa	2,752	65,085
Discovery Inc. Class C NVS[a]	4,864	108,078
DISH Network Corp. Class Aa	2,532	84,949

Security	Shares	Value
Entercom Communications Corp. Class A	2,648	$26,877
EW Scripps Co. (The) Class A NVS	1,376	15,315
Gannett Co. Inc.	996	9,631
Gray Television Inc.[a]	1,888	21,334
Hemisphere Media Group Inc.[a]	412	4,491
Houghton Mifflin Harcourt Co.[a]	516	3,509
Liberty Broadband Corp. Class Aa	288	20,298
Liberty Broadband Corp. Class C NVS[a]	1,156	81,949
Liberty Media Corp.-Liberty SiriusXM Class Aa	1,284	53,633
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	2,576	107,316
Meredith Corp.	760	39,368
MSG Networks Inc. Class Aa	1,052	21,566
New York Times Co. (The) Class A	1,620	37,989
News Corp. Class A NVS	5,396	86,228
News Corp. Class B	1,728	28,080
Nexstar Media Group Inc. Class A	1,000	62,250
Saga Communications Inc. Class A	108	4,007
Scholastic Corp. NVS	216	8,942
Sinclair Broadcast Group Inc. Class A	1,720	48,762
Sirius XM Holdings Inc.	14,272	90,342
TEGNA Inc.	4,292	45,367
Time Warner Inc.	2,588	245,343
TiVo Corp.	1,308	18,508
Tribune Media Co. Class A	1,252	47,313
Twenty-First Century Fox Inc. Class A NVS	6,748	246,707
Twenty-First Century Fox Inc. Class B	6,856	247,296
Viacom Inc. Class A	220	7,821
Viacom Inc. Class B NVS	7,664	231,146
Walt Disney Co. (The)	3,148	315,839
World Wrestling Entertainment Inc. Class A	848	33,742

		3,270,018
REAL ESTATE INVESTMENT TRUSTS — 0.75%
Lamar Advertising Co. Class A	460	29,307
Ryman Hospitality Properties Inc.	84	6,584

		35,891
SOFTWARE — 10.89%
Activision Blizzard Inc.	3,448	228,775
Electronic Arts Inc.[a]	1,816	214,252
Glu Mobile Inc.[a]	804	3,521
Take-Two Interactive Software Inc.[a]	672	67,005
Zynga Inc. Class Aa	3,060	10,557

		524,110
TELECOMMUNICATIONS — 0.13%
Harmonic Inc.[a]	464	1,694
Shenandoah Telecommunications Co.	124	4,681

		6,375
TOYS, GAMES & HOBBIES — 3.14%
Hasbro Inc.	1,312	115,574

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. MEDIA AND ENTERTAINMENT ETF

April 30, 2018

Security	Shares	Value
Mattel Inc.	2,408	$35,638

		151,212
TOTAL COMMON STOCKS (Cost: $4,944,306)		4,774,343

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	36,735	36,735

		36,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,735)		36,735

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $4,981,041)		4,811,078
Other Assets, Less Liabilities — 0.05%		2,411

NET ASSETS — 100.00%		$4,813,489

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	36,735[b]	—	36,735	$36,735	$53	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,774,343	$—	$—	$4,774,343
Money market funds	36,735	—	—	36,735

Total	$4,811,078	$—	$—	$4,811,078

19

Schedule of Investments (Unaudited)

iSHARES® EVOLVED U.S. TECHNOLOGY ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.25%

ADVERTISING — 0.28%
Interpublic Group of Companies Inc. (The)	212	$5,001
Omnicom Group Inc.	116	8,545

		13,546
AEROSPACE & DEFENSE — 0.21%
Northrop Grumman Corp.	16	5,153
Raytheon Co.	24	4,918

		10,071
AUTO PARTS & EQUIPMENT — 0.05%
Lear Corp.	12	2,244

		2,244
BANKS — 0.35%
JPMorgan Chase & Co.	156	16,970

		16,970
BIOTECHNOLOGY — 0.05%
Incyte Corp.[a]	40	2,478

		2,478
COMMERCIAL SERVICES — 4.24%
Automatic Data Processing Inc.	224	26,450
Booz Allen Hamilton Holding Corp.	60	2,378
CoreLogic Inc./U.S.[a]	36	1,782
CoStar Group Inc.[a]	16	5,867
Deluxe Corp.	28	1,919
Equifax Inc.	56	6,275
Euronet Worldwide Inc.[a]	20	1,562
FleetCor Technologies Inc.[a]	40	8,291
Gartner Inc.[a]	64	7,763
Global Payments Inc.	76	8,592
Korn/Ferry International	32	1,711
ManpowerGroup Inc.	28	2,680
MarketAxess Holdings Inc.	16	3,178
Moody’s Corp.	52	8,434
PayPal Holdings Inc.[a]	676	50,436
Robert Half International Inc.	44	2,673
S&P Global Inc.	96	18,106
Sabre Corp.	124	2,559
Square Inc. Class Aa	164	7,764
Total System Services Inc.	68	5,716
TransUnion[a]	96	6,231
Verisk Analytics Inc.[a]	60	6,387
Western Union Co. (The)	156	3,081
WEX Inc.[a]	16	2,591
Worldpay Inc. Class Aa	152	12,345

		204,771

Security	Shares	Value
COMPUTERS — 15.62%
Apple Inc.	2,964	$489,831
Cognizant Technology Solutions Corp. Class A	400	32,728
Conduent Inc.[a]	100	1,946
Dell Technologies Inc. Class Va	156	11,196
EPAM Systems Inc.[a]	32	3,659
Fortinet Inc.[a]	128	7,086
Hewlett Packard Enterprise Co.	1,272	21,688
HP Inc.	776	16,676
International Business Machines Corp.	832	120,607
Lumentum Holdings Inc.[a]	24	1,211
NCR Corp.[a]	64	1,969
NetApp Inc.	240	15,979
NetScout Systems Inc.[a]	68	1,846
Nutanix Inc. Class Aa	88	4,452
Pure Storage Inc. Class Aa	88	1,780
Qualys Inc.[a]	32	2,463
Teradata Corp.[a]	96	3,928
Western Digital Corp.	192	15,128

		754,173
DISTRIBUTION & WHOLESALE — 0.04%
KAR Auction Services Inc.	36	1,872

		1,872
DIVERSIFIED FINANCIAL SERVICES — 5.95%
Alliance Data Systems Corp.	20	4,061
Cboe Global Markets Inc.	40	4,271
CME Group Inc.	120	18,922
Discover Financial Services	32	2,280
Ellie Mae Inc.[a]	28	2,712
Interactive Brokers Group Inc. Class A	24	1,781
Intercontinental Exchange Inc.	232	16,811
Mastercard Inc. Class A	512	91,274
Nasdaq Inc.	44	3,886
SEI Investments Co.	48	3,035
TD Ameritrade Holding Corp.	84	4,879
Visa Inc. Class A	1,052	133,478

		287,390
ELECTRONICS — 0.61%
Agilent Technologies Inc.	80	5,259
Arrow Electronics Inc.[a]	32	2,392
Avnet Inc.	60	2,354
Coherent Inc.[a]	8	1,346
Jabil Inc.	60	1,596
Keysight Technologies Inc.[a]	84	4,341
Mettler-Toledo International Inc.[a]	4	2,240
National Instruments Corp.	76	3,107
SYNNEX Corp.	16	1,603
Tech Data Corp.[a]	24	1,830
Trimble Inc.[a]	104	3,598

		29,666

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. TECHNOLOGY ETF

April 30, 2018

Security	Shares	Value
HEALTH CARE - PRODUCTS — 0.15%
Align Technology Inc.[a]	28	$6,996

		6,996
HEALTH CARE - SERVICES — 0.09%
IQVIA Holdings Inc.[a]	44	4,213

		4,213
INSURANCE — 0.18%
Marsh & McLennan Companies Inc.	108	8,802

		8,802
INTERNET — 28.71%
Alphabet Inc. Class Aa	232	236,311
Alphabet Inc. Class C NVS[a]	236	240,090
Amazon.com Inc.[a]	232	363,342
Booking Holdings Inc.[a]	20	43,560
CDW Corp./DE	88	6,274
eBay Inc.[a]	680	25,758
Expedia Group Inc.	52	5,987
F5 Networks Inc.[a]	52	8,481
Facebook Inc. Class Aa	1,864	320,608
FireEye Inc.[a]	124	2,238
GoDaddy Inc. Class Aa	92	5,940
GrubHub Inc.[a]	36	3,641
IAC/InterActiveCorp.[a]	36	5,837
MercadoLibre Inc.	24	8,151
Netflix Inc.[a]	96	29,996
Okta Inc.[a]	40	1,712
Palo Alto Networks Inc.[a]	80	15,401
Proofpoint Inc.[a]	44	5,189
RingCentral Inc. Class Aa	44	2,950
Snap Inc. Class A NVS[a]	268	3,840
Stamps.com Inc.[a]	12	2,733
Symantec Corp.	396	11,005
TripAdvisor Inc.[a]	48	1,796
Twilio Inc. Class Aa	52	2,195
Twitter Inc.[a]	496	15,034
VeriSign Inc.[a]	56	6,576
Wayfair Inc. Class Aa	24	1,495
Yelp Inc.[a]	48	2,153
Zendesk Inc.[a]	68	3,315
Zillow Group Inc. Class Aa	28	1,354
Zillow Group Inc. Class C NVS[a]	56	2,715

		1,385,677
MACHINERY — 0.31%
Cognex Corp.	80	3,700
Rockwell Automation Inc.	16	2,632
Roper Technologies Inc.	16	4,227
Zebra Technologies Corp. Class Aa	32	4,315

		14,874

Security	Shares	Value
MEDIA — 0.08%
FactSet Research Systems Inc.	20	$3,782

		3,782
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.	112	3,522

		3,522
PHARMACEUTICALS — 0.15%
McKesson Corp.	28	4,374
Zoetis Inc.	36	3,005

		7,379
REAL ESTATE — 0.06%
Jones Lang LaSalle Inc.	16	2,712

		2,712
REAL ESTATE INVESTMENT TRUSTS — 0.36%
Equinix Inc.	32	13,465
Iron Mountain Inc.	108	3,666

		17,131
RETAIL — 0.14%
Best Buy Co. Inc.	56	4,285
Copart Inc.[a]	48	2,452

		6,737
SEMICONDUCTORS — 9.43%
Advanced Micro Devices Inc.[a]	680	7,399
Analog Devices Inc.	148	12,928
Applied Materials Inc.	408	20,265
Cavium Inc.[a]	48	3,601
Cypress Semiconductor Corp.	216	3,149
Integrated Device Technology Inc.[a]	60	1,670
Intel Corp.	2,016	104,066
IPG Photonics Corp.[a]	8	1,704
KLA-Tencor Corp.	80	8,139
Lam Research Corp.	64	11,844
Maxim Integrated Products Inc.	164	8,938
Microchip Technology Inc.	128	10,709
Micron Technology Inc.[a]	556	25,565
Microsemi Corp.[a]	44	2,846
Monolithic Power Systems Inc.	24	2,810
NVIDIA Corp.	468	105,253
ON Semiconductor Corp.[a]	184	4,063
Qorvo Inc.[a]	56	3,774

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. TECHNOLOGY ETF

April 30, 2018

Security	Shares	Value
QUALCOMM Inc.	872	$44,481
Silicon Laboratories Inc.[a]	28	2,601
Skyworks Solutions Inc.	96	8,329
Teradyne Inc.	92	2,995
Texas Instruments Inc.	468	47,469
Xilinx Inc.	168	10,792

		455,390
SOFTWARE — 27.36%
2U Inc.[a]	28	2,254
ACI Worldwide Inc.[a]	80	1,860
Activision Blizzard Inc.	284	18,843
Acxiom Corp.[a]	52	1,351
Adobe Systems Inc.[a]	392	86,867
Akamai Technologies Inc.[a]	120	8,598
ANSYS Inc.[a]	56	9,053
Aspen Technology Inc.[a]	40	3,510
athenahealth Inc.[a]	16	1,960
Autodesk Inc.[a]	148	18,633
Black Knight Inc.[a]	56	2,724
Blackbaud Inc.	36	3,779
Box Inc. Class Aa	108	2,469
Broadridge Financial Solutions Inc.	56	6,004
CA Inc.	284	9,883
Cadence Design Systems Inc.[a]	196	7,852
CDK Global Inc.	76	4,958
Cerner Corp.[a]	116	6,757
Citrix Systems Inc.[a]	112	11,526
Cloudera Inc.[a]	92	1,311
CommVault Systems Inc.[a]	36	2,518
Cornerstone OnDemand Inc.[a]	48	2,118
Dun & Bradstreet Corp. (The)	28	3,229
Electronic Arts Inc.[a]	148	17,461
Fair Isaac Corp.[a]	20	3,464
Fidelity National Information Services Inc.	152	14,435
First Data Corp. Class Aa	220	3,982
Fiserv Inc.[a]	244	17,290
Guidewire Software Inc.[a]	52	4,400
HubSpot Inc.[a]	28	2,965
Intuit Inc.	160	29,566
j2 Global Inc.	28	2,223
Jack Henry & Associates Inc.	48	5,735
Manhattan Associates Inc.[a]	52	2,239
Medidata Solutions Inc.[a]	40	2,854
Microsoft Corp.	6,576	614,987
MSCI Inc.	48	7,192
MuleSoft Inc. Class Aa	48	2,140
New Relic Inc.[a]	36	2,516
Nuance Communications Inc.[a]	216	3,179
Oracle Corp.	3,020	137,923
Paycom Software Inc.[a]	36	4,112
Pegasystems Inc.	32	1,954
Progress Software Corp.	44	1,625
PTC Inc.[a]	96	7,906
RealPage Inc.[a]	36	1,926
Red Hat Inc.[a]	160	26,090
salesforce.com Inc.[a]	624	75,498
ServiceNow Inc.[a]	156	25,918
Splunk Inc.[a]	124	12,729

Security	Shares	Value
SS&C Technologies Holdings Inc.	104	$5,164
Synopsys Inc.[a]	112	9,577
Tableau Software Inc. Class Aa	60	5,103
Take-Two Interactive Software Inc.[a]	52	5,185
Tyler Technologies Inc.[a]	24	5,254
Ultimate Software Group Inc. (The)[a]	24	5,758
Veeva Systems Inc. Class Aa	88	6,171
Verint Systems Inc.[a]	48	2,021
VMware Inc. Class Aa	64	8,529
Workday Inc. Class Aa	128	15,979
Zynga Inc. Class Aa	436	1,504

		1,320,611
TELECOMMUNICATIONS — 4.38%
Arista Networks Inc.[a]	48	12,698
Ciena Corp.[a]	96	2,472
Cisco Systems Inc.	3,900	172,731
CommScope Holding Co. Inc.[a]	64	2,446
Juniper Networks Inc.	284	6,984
LogMeIn Inc.	40	4,408
Motorola Solutions Inc.	64	7,029
Zayo Group Holdings Inc.[a]	68	2,468

		211,236
TRANSPORTATION — 0.38%
Expeditors International of Washington Inc.	52	3,321
FedEx Corp.	20	4,944
United Parcel Service Inc. Class B	76	8,626
XPO Logistics Inc.[a]	16	1,554

		18,445

TOTAL COMMON STOCKS (Cost: $4,873,107)		4,790,688

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® EVOLVED U.S. TECHNOLOGY ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	36,150	$36,150

		36,150

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,150)		36,150

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $4,909,257)		4,826,838
Other Assets, Less Liabilities — 0.00%		197

NET ASSETS — 100.00%		$4,827,035

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 03/21/18[a]	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	36,150[b]	—	36,150	$36,150	$48	$—	$—

[a]	The Fund commenced operations on March 21, 2018.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,790,688	$—	$—	$4,790,688
Money market funds	36,150	—	—	36,150

Total	$4,826,838	$—	$—	$4,826,838

23

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 29, 2018